UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (48.0%)
2	Fannie Mae Discount Notes	0.190%	12/1/10	20,020	20,020
2	Fannie Mae Discount Notes	0.150%	12/20/10	35,400	35,397
2	Fannie Mae Discount Notes	0.160%	12/22/10	39,000	38,996
2	Fannie Mae Discount Notes	0.190%	1/12/11	16,000	15,996
2	Fannie Mae Discount Notes	0.180%	2/2/11	25,000	24,992
2	Fannie Mae Discount Notes	0.190%	2/9/11	18,931	18,924
2	Federal Home Loan Bank Discount Notes	0.190%	12/3/10	170,000	169,998
2	Federal Home Loan Bank Discount Notes	0.150%–0.180%	12/8/10	279,559	279,550
2	Federal Home Loan Bank Discount Notes	0.190%	12/17/10	458,531	458,492
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	12/22/10	497,057	497,003
2	Federal Home Loan Bank Discount Notes	0.180%–0.190%	12/27/10	658,400	658,313
2	Federal Home Loan Bank Discount Notes	0.165%	12/31/10	100,000	99,986
2	Federal Home Loan Bank Discount Notes	0.150%–0.190%	1/5/11	705,700	705,574
2	Federal Home Loan Bank Discount Notes	0.150%–0.160%	1/7/11	286,000	285,956
2	Federal Home Loan Bank Discount Notes	0.180%	1/12/11	173,000	172,964
2	Federal Home Loan Bank Discount Notes	0.190%	1/14/11	42,000	41,990
[2,3] Federal Home Loan Banks		0.156%	5/13/11	237,170	237,148
[2,3] Federal Home Loan Banks		0.223%	1/23/12	95,000	94,973
[2,3] Federal Home Loan Banks		0.218%	1/26/12	90,000	89,969
[2,3] Federal Home Loan Banks		0.219%	2/3/12	27,000	26,990
[2,3] Federal Home Loan Mortgage Corp.		0.340%	4/7/11	350,000	350,006
[2,3] Federal Home Loan Mortgage Corp.		0.196%	5/4/11	100,000	99,992
[2,3] Federal Home Loan Mortgage Corp.		0.216%	8/5/11	250,000	250,029
[2,3] Federal Home Loan Mortgage Corp.		0.203%	12/21/11	350,000	349,814
[2,3] Federal Home Loan Mortgage Corp.		0.213%	2/16/12	96,000	95,953
[2,3] Federal National Mortgage Assn.		0.166%	5/13/11	510,000	509,977
[2,3] Federal National Mortgage Assn.		0.155%	7/27/11	750,000	749,804
[2,3] Federal National Mortgage Assn.		0.273%	11/23/12	190,000	189,886
2	Freddie Mac Discount Notes	0.180%	12/6/10	106,321	106,318
2	Freddie Mac Discount Notes	0.190%	12/13/10	179,346	179,335
2	Freddie Mac Discount Notes	0.180%	12/15/10	60,721	60,717
2	Freddie Mac Discount Notes	0.185%–0.190%	12/27/10	299,651	299,611
2	Freddie Mac Discount Notes	0.180%–0.190%	1/3/11	254,011	253,968
2	Freddie Mac Discount Notes	0.180%	1/10/11	67,000	66,987
2	Freddie Mac Discount Notes	0.180%	1/31/11	95,000	94,971
	United States Treasury Bill	0.160%	12/23/10	300,000	299,971
	United States Treasury Bill	0.146%–0.155%	12/30/10	900,000	899,889
	United States Treasury Bill	0.105%–0.130%	1/6/11	1,100,000	1,099,869
	United States Treasury Bill	0.125%	1/13/11	500,000	499,925
	United States Treasury Bill	0.141%	1/20/11	250,000	249,951
	United States Treasury Bill	0.135%	2/17/11	750,000	749,781
	United States Treasury Bill	0.160%	2/24/11	500,000	499,811
	United States Treasury Bill	0.195%	3/24/11	200,000	199,878
Total U.S. Goverment and Agency Obligations (Cost $12,129,674)					12,129,674
Commercial Paper (8.2%)
Finance - Auto (1.0%)
	American Honda Finance Corp.	0.250%	1/7/11	6,000	5,999
	American Honda Finance Corp.	0.230%	2/2/11	12,600	12,595
	American Honda Finance Corp.	0.230%	2/15/11	53,600	53,574

American Honda Finance Corp.	0.230%	2/22/11	13,800	13,793
American Honda Finance Corp.	0.240%	3/2/11	7,500	7,495
Toyota Credit Canada Inc.	0.250%	2/15/11	17,500	17,491
Toyota Credit Canada Inc.	0.330%	2/25/11	14,000	13,989
Toyota Motor Credit Corp.	0.280%	12/1/10	40,000	40,000
Toyota Motor Credit Corp.	0.260%	2/24/11	50,000	49,969
Toyota Motor Credit Corp.	0.340%	4/1/11	40,000	39,954
				254,859
Finance - Other (0.3%)
4 Straight-A Funding LLC	0.240%	1/10/11	8,000	7,998
4 Straight-A Funding LLC	0.240%	1/11/11	7,800	7,798
4 Straight-A Funding LLC	0.250%	1/18/11	20,500	20,493
4 Straight-A Funding LLC	0.250%	1/18/11	11,500	11,496
4 Straight-A Funding LLC	0.250%	1/18/11	4,600	4,599
4 Straight-A Funding LLC	0.250%	1/19/11	13,600	13,595
4 Straight-A Funding LLC	0.250%	2/4/11	7,700	7,697
4 Straight-A Funding LLC	0.250%	2/4/11	15,000	14,993
				88,669
Foreign Banks (3.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.260%	1/7/11	150,000	149,960
Banque et Caisse d'Epargne de L'Etat	0.315%	12/2/10	17,500	17,500
Banque et Caisse d'Epargne de L'Etat	0.350%	2/28/11	16,800	16,785
4 BPCE SA	0.270%	12/1/10	40,000	40,000
4 BPCE SA	0.270%	12/6/10	44,000	43,998
4 Commonwealth Bank of Australia	0.260%	12/7/10	75,000	74,997
4 Commonwealth Bank of Australia	0.260%	1/5/11	46,500	46,488
4 Commonwealth Bank of Australia	0.260%	1/6/11	28,400	28,393
4 DNB NOR Bank ASA	0.255%	12/6/10	125,000	124,996
Svenska Handelsbanken, Inc.	0.270%	12/2/10	25,500	25,500
Svenska Handelsbanken, Inc.	0.260%	1/11/11	50,000	49,985
Svenska Handelsbanken, Inc.	0.280%	1/24/11	100,000	99,958
4 Westpac Banking Corp.	0.260%	2/1/11	108,300	108,251
4 Westpac Banking Corp.	0.260%	2/7/11	24,100	24,088
				850,899
Foreign Industrial (0.8%)
4 Nestle Capital Corp.	0.230%	12/15/10	15,890	15,888
4 Nestle Capital Corp.	0.200%	2/14/11	39,000	38,984
Nestle Finance International Ltd.	0.220%	1/10/11	58,800	58,786
Network Rail Infrastructure Finance PLC	0.220%	2/22/11	24,000	23,988
4 Novartis Finance Corp.	0.290%	12/1/10	10,500	10,500
4 Novartis Securities Investment Ltd.	0.290%	12/1/10	16,500	16,500
4 Novartis Securities Investment Ltd.	0.290%	12/2/10	13,000	13,000
4 Total Capital Canada, Ltd.	0.260%	1/19/11	13,700	13,695
				191,341
Industrial (2.7%)
4 Coca Cola Co.	0.220%	12/1/10	19,000	19,000
General Electric Co.	0.220%	12/20/10	250,000	249,971
4 Google Inc.	0.200%	2/15/11	17,000	16,993
4 Johnson & Johnson	0.200%	2/25/11	25,900	25,888
4 Johnson & Johnson	0.210%	2/28/11	11,800	11,794
4 Merck & Co Inc.	0.220%	12/1/10	11,600	11,600
4 Merck & Co Inc.	0.210%	1/18/11	21,000	20,994
4 Merck & Co Inc.	0.210%	1/20/11	21,000	20,994
4 Procter & Gamble Co.	0.230%	1/4/11	16,000	15,997
4 Procter & Gamble Co.	0.230%	2/2/11	30,000	29,988
4 Procter & Gamble Co.	0.230%	2/8/11	30,600	30,586

4 Procter & Gamble Co.	0.200%	2/9/11	9,000	8,996
4 Procter & Gamble Co.	0.200%	2/10/11	8,000	7,997
4 Procter & Gamble Co.	0.200%	2/16/11	9,800	9,796
4 Procter & Gamble Co.	0.200%	2/17/11	24,600	24,589
4 Proctor & Gamble Co	0.210%	2/24/11	5,800	5,797
4 Proctor & Gamble Co.	0.210%	2/18/11	28,100	28,087
4 Wal-Mart Stores, Inc.	0.220%	12/2/10	16,000	16,000
4 Wal-Mart Stores, Inc.	0.230%	12/6/10	17,000	16,999
4 Wal-Mart Stores, Inc.	0.220%	1/4/11	8,400	8,398
4 Wal-Mart Stores, Inc.	0.230%	1/5/11	41,000	40,991
4 Wal-Mart Stores, Inc.	0.230%	1/11/11	27,500	27,493
4 Wal-Mart Stores, Inc.	0.235%	1/12/11	33,000	32,991
				681,939
Total Commercial Paper (Cost $2,067,707)				2,067,707
Certificates of Deposit (31.9%)
Domestic Banks (1.8%)
State Street Bank & Trust Co.	0.260%	12/6/10	125,000	125,000
State Street Bank & Trust Co.	0.250%	1/24/11	150,000	150,000
State Street Bank & Trust Co.	0.250%	2/1/11	150,000	150,000
US Bank NA	0.250%	12/2/10	34,500	34,500
				459,500
Eurodollar Certificates of Deposit (13.4%)
Australia & New Zealand Banking Group, Ltd.	0.250%	12/9/10	41,000	41,000
Australia & New Zealand Banking Group, Ltd.	0.280%	1/4/11	230,000	230,000
Australia & New Zealand Banking Group, Ltd.	0.260%	1/20/11	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.260%	2/17/11	270,000	270,000
Commonwealth Bank of Australia	0.280%	1/10/11	110,000	110,000
Commonwealth Bank of Australia	0.260%	1/14/11	116,000	116,000
Commonwealth Bank of Australia	0.270%	1/24/11	75,000	75,000
Commonwealth Bank of Australia	0.260%	1/31/11	225,000	225,000
Commonwealth Bank of Australia	0.270%	2/2/11	100,000	100,000
Commonwealth Bank of Australia	0.260%	2/10/11	130,000	130,000
Credit Agricole S.A.	0.270%	12/1/10	60,000	60,000
Danske Corp.	0.260%	12/9/10	197,000	197,000
DNB NOR Bank ASA (London Branch)	0.270%	1/21/11	30,000	30,000
HSBC Bank PLC	0.250%	1/14/11	200,000	200,000
Lloyds TSB Bank PLC	0.280%	1/5/11	60,000	60,000
Lloyds TSB Bank PLC	0.270%	1/28/11	60,000	60,000
Lloyds TSB Bank PLC	0.270%	2/4/11	55,000	55,000
Lloyds TSB Bank PLC	0.270%	2/10/11	220,000	220,000
National Australia Bank Ltd.	0.275%	1/10/11	40,000	40,000
National Australia Bank Ltd.	0.275%	1/12/11	19,000	19,000
National Australia Bank Ltd.	0.270%	1/27/11	275,000	275,000
National Australia Bank Ltd.	0.270%	2/1/11	150,000	150,000
National Australia Bank Ltd.	0.260%	2/4/11	270,000	270,000
National Australia Bank Ltd.	0.260%	2/10/11	50,000	50,000
Royal Bank of Scotland PLC	0.280%	12/6/10	210,000	210,000
Societe Generale (London Branch)	0.275%	12/1/10	100,000	100,000
				3,393,000
Yankee Certificates of Deposit (16.7%)
Abbey National Treasury Services PLC (US
Branch)	0.450%	1/6/11	100,000	100,000
Abbey National Treasury Services PLC (US
Branch)	0.410%	1/26/11	325,000	325,000
Bank of Montreal (Chicago Branch)	0.250%	12/9/10	125,000	125,000
Bank of Montreal (Chicago Branch)	0.250%	1/31/11	200,000	200,000

Bank of Montreal (Chicago Branch)	0.250%	2/9/11	210,000	210,000
Bank of Nova Scotia (Houston Branch)	0.250%	2/14/11	250,000	250,000
Bank of Nova Scotia (Houston Branch)	0.250%	2/17/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.270%	3/1/11	50,000	50,000
BNP Paribas (New York Branch)	0.260%	12/1/10	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.240%	1/18/11	135,000	135,000
DNB NOR Bank ASA (New York Branch)	0.260%	2/4/11	220,000	220,000
Nordea Bank Finland PLC (New York Branch)	0.250%	12/1/10	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.250%	12/6/10	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.260%	1/24/11	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.270%	2/3/11	25,000	25,000
Nordea Bank Finland PLC (New York Branch)	0.280%	2/4/11	120,000	120,002
Nordea Bank Finland PLC (New York Branch)	0.280%	3/1/11	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.290%	2/1/11	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.410%	2/1/11	50,000	50,009
Royal Bank of Canada (New York Branch)	0.250%	1/13/11	392,000	392,000
Svenska Handelsbanken (New York Branch)	0.285%	1/21/11	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.270%	2/1/11	130,000	130,000
Svenska Handelsbanken (New York Branch)	0.270%	2/2/11	25,000	25,000
Svenska Handelsbanken (New York Branch)	0.270%	2/4/11	57,000	57,000
Svenska Handelsbanken (New York Branch)	0.290%	2/25/11	199,000	199,000
Toronto Dominion Bank (New York Branch)	0.250%	1/14/11	295,000	295,000
Westpac Banking Corp. (New York Branch)	0.370%	2/1/11	25,000	25,003
				4,208,014
Total Certificates of Deposit (Cost $8,060,514)				8,060,514
Repurchase Agreements (9.3%)
Barclays Capital Inc.
(Dated 11/30/10, Repurchase Value
$115,704,000, collateralized by Federal
Farm Credit Bank 0.400%, 11/2/12, and
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12)	0.220%	12/6/10	115,700	115,700
Barclays Capital Inc.
(Dated 11/30/10, Repurchase Value
$87,914,000, collateralized by U.S.
Treasury Note 2.375%, 7/31/17)	0.230%	12/1/10	87,913	87,913
BNP Paribas Securities Corp
(Dated 11/30/10, Repurchase Value
$300,002,000, collateralized by U.S.
Treasury Note 1.125%-1.375%, 12/15/11-
11/15/12)	0.240%	12/1/10	300,000	300,000
BNP Paribas Securities Corp.
(Dated 11/30/10, Repurchase Value
$186,063,000, collateralized by U.S.
Treasury Inflation Adjusted Bond 2.125%,
2/15/40, and U.S. Treasury Inflation
Adjusted Note 0.625%-2.000%, 4/15/12-
4/15/13)	0.190%	12/7/10	186,000	186,000
Credit Suisse Securities (USA) LLC
(Dated 11/30/10, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note 1.000%, 12/31/11)	0.240%	12/1/10	100,000	100,000

Deutsche Bank Securities, Inc.
(Dated 11/30/10, Repurchase Value
$165,064,000, collateralized by Federal
Home Loan Mortgage Corp. 1.375%,
1/9/13, Federal Home Loan Mortgage
Discount Note 5/31/11, Federal National
Mortgage Assn. 4.375%, 3/15/13)	0.210%	12/7/10	165,000	165,000
Deutsche Bank Securities, Inc.
(Dated 11/30/10, Repurchase Value
$316,212,000, collateralized by U.S.
Treasury Bill 0.000%, 2/17/11 and U.S
Treasury Note 1.125%-1.375%, 10/15/12-
8/31/15)	0.220%	12/6/10	316,200	316,200
Deutsche Bank Securities, Inc.
(Dated 11/30/10, Repurchase Value
$100,001,000, collateralized by U.S.
Treasury Note 3.375%, 11/15/19)	0.240%	12/1/10	100,000	100,000
J.P. Morgan Securities Inc.
(Dated 11/30/10, Repurchase Value,
$89,028,000 collateralized by U.S. Treasury
Note 0.500%, 10/15/13)	0.180%	12/7/10	89,000	89,000
RBC Capital Markets Corp.
(Dated 11/30/10, Repurchase Value
$200,001,000, collateralized by U.S.
Treasury Bill 0.000%, 1/13/11, U.S.
Treasury Bond 9.875%, 11/15/15, and U.S.
Treasury Note 2.250%, 11/30/17)	0.230%	12/1/10	200,000	200,000
RBC Capital Markets Corp.
(Dated 11/30/10, Repurchase Value
$361,002,000, collateralized by U.S.
Treasury Bill 0.000%, 11/17/11, U.S.
Treasury Bond 8.875%, 8/15/17, and U.S.
Treasury Note 1.175%-4.000%, 3/31/14-
11/30/17)	0.230%	12/1/10	361,000	361,000
RBS Securities, Inc.
(Dated 11/30/10, Repurchase Value
$323,312,000, collateralized by U.S.
Treasury Inflation Adjusted Note 1.250%-
2.500%, 7/15/16-7/15/20)	0.240%	12/1/10	323,310	323,310
Total Repurchase Agreements (Cost $2,344,123)				2,344,123
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund	0.280%		265,678	265,678

Tax-Exempt Municipal Bonds (1.7%)
U.S. Government and Agency Obligations (1.7%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.320%	12/7/10	7,200	7,200
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.330%	12/7/10	7,100	7,100
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.300%	12/7/10	3,200	3,200
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.240%	12/7/10	8,800	8,800
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.250%	12/7/10	4,000	4,000

Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.260%	12/7/10	5,000	5,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.300%	12/7/10	13,600	13,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.250%	12/7/10	5,305	5,305
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.310%	12/7/10	3,465	3,465
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.250%	12/7/10	6,900	6,900
California Statewide Communities
Development Authority Revenue (Los
Angeles County Museum of Art Project)
VRDO	0.260%	12/7/10	3,750	3,750
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.300%	12/7/10	4,300	4,300
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.230%	12/7/10	6,700	6,700
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.290%	12/7/10	13,200	13,200
District of Columbia Revenue (George
Washington University) VRDO	0.280%	12/7/10	5,600	5,600
District of Columbia Revenue (Georgetown
University) VRDO	0.260%	12/7/10	9,575	9,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.300%	12/7/10	2,300	2,300
Harris County TX Health Facilities
Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.360%	12/7/10	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.290%	12/7/10	4,250	4,250
Jacksonville FL Captial Project Revenue
VRDO	0.350%	12/7/10	5,700	5,700
Los Angeles CA Wastewater System
Revenue VRDO	0.260%	12/7/10	8,100	8,100
Los Angeles CA Wastewater System
Revenue VRDO	0.270%	12/7/10	4,500	4,500
Los Angeles CA Wastewater System
Revenue VRDO	0.320%	12/7/10	6,000	6,000
Los Angeles CA Wastewater System
Revenue VRDO	0.320%	12/7/10	5,100	5,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.250%	12/7/10	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.300%	12/7/10	12,600	12,600
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.260%	12/7/10	5,900	5,900
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.310%	12/7/10	9,100	9,100
Nassau County NY GO VRDO	0.340%	12/7/10	4,100	4,100

New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.250%	12/7/10	6,350	6,350
New Jersey Economic Development Authority
Revenue VRDO	0.300%	12/7/10	16,500	16,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.280%	12/7/10	8,400	8,400
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.260%	12/7/10	7,800	7,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.280%	12/7/10	10,500	10,500
New York City NY GO VRDO	0.250%	12/7/10	2,500	2,500
New York City NY GO VRDO	0.250%	12/7/10	2,100	2,100
New York City NY GO VRDO	0.270%	12/7/10	6,300	6,300
New York City NY GO VRDO	0.280%	12/7/10	12,600	12,600
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.240%	12/7/10	5,300	5,300
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.320%	12/7/10	6,400	6,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.320%	12/7/10	6,300	6,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.260%	12/7/10	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.250%	12/7/10	5,300	5,300
New York State Housing Finance Agency
Revenue (125 West 31st Street) VRDO	0.250%	12/7/10	9,400	9,400
New York State Housing Finance Agency
Revenue (20 River Terrace Housing) VRDO	0.250%	12/7/10	3,700	3,700
New York State Housing Finance Agency
Revenue (330 West 39th Street) VRDO	0.300%	12/7/10	6,100	6,100
North Texas Tollway Authority System
Revenue VRDO	0.270%	12/7/10	3,250	3,250
Ohio State University General Receipts
Revenue VRDO	0.270%	12/7/10	23,400	23,400
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.260%	12/7/10	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.320%	12/7/10	11,400	11,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.320%	12/7/10	14,200	14,200
South Carolina Transportation Infrastructure
Revenue VRDO	0.270%	12/7/10	12,000	12,000
University of South Florida Financing Corp.
COP VRDO	0.300%	12/7/10	10,300	10,300
University of Texas Permanent University
Fund Revenue VRDO	0.230%	12/7/10	16,300	16,300
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.290%	12/7/10	4,500	4,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.290%	12/7/10	3,750	3,750

Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.270%	12/7/10	4,750	4,750
West Virginia Hospital Finance Authority
Revenue (Charleston Area Medical Center
Inc.) VRDO	0.320%	12/7/10	6,200	6,200
Total U.S. Goverment and Agency Obligations (Cost $432,945)				432,945
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.0%)
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO (Cost $1,500)	0.300%	12/7/10	1,500	1,500
Total Taxable Municipal Bonds (Cost $1,500)				1,500
Total Investments (100.1%) (Cost $25,302,141)				25,302,141
Other Assets and Liabilities-Net (-0.1%)				(36,725)
Net Assets (100%)				25,265,416

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2010, the aggregate value of these securities was $1,270,375,000, representing 5.0% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of this security represented 0.0% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Alabama (0.5%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.350%	12/7/10 (4)	12,230	12,230
Pell City AL Special Care Facilities Financing
Authority Revenue (Noland Health Services
Inc.) VRDO	0.300%	12/7/10 LOC	5,000	5,000
				17,230
Arizona (0.7%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.250%	12/7/10 LOC	19,100	19,100
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.310%	12/7/10 (13)	4,500	4,500
				23,600
California (3.5%)
1 Atwater CA Public Financing Authority
Wastewater Revenue TOB VRDO	0.300%	12/7/10 (4)	16,995	16,995
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.310%	12/7/10	7,500	7,500
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.300%	12/7/10	10,000	10,000
California GO VRDO	0.300%	12/7/10 LOC	4,000	4,000
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.250%	12/7/10 LOC	2,955	2,955
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.250%	12/7/10 LOC	4,035	4,035
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.260%	12/7/10 LOC	5,300	5,300
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.300%	12/7/10	6,230	6,230
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.300%	12/7/10	9,000	9,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.310%	12/7/10	7,500	7,500
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.270%	12/7/10	13,775	13,775
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.250%	12/7/10	5,400	5,400
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.300%	12/7/10	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.300%	12/7/10	5,000	5,000
South Placer CA Wastewater Authority Revenue
VRDO	0.280%	12/7/10 LOC	9,725	9,725
				112,415

Colorado (4.1%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.280%	12/1/10 LOC	9,880	9,880
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.280%	12/1/10 LOC	1,420	1,420
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.280%	12/1/10 LOC	11,215	11,215
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.280%	12/1/10 LOC	11,870	11,870
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.280%	12/7/10 LOC	6,190	6,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.350%	12/7/10 (4)	9,995	9,995
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.250%	12/7/10	14,400	14,400
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.280%	12/7/10	12,900	12,900
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.250%	12/7/10 LOC	4,510	4,510
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.250%	12/7/10 LOC	3,630	3,630
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.270%	12/7/10 LOC	16,000	16,000
Denver CO City & County COP VRDO	0.270%	12/1/10	15,125	15,125
Midcities Metropolitan District No. 1 Colorado
Special Revenue VRDO	0.300%	12/7/10 LOC	5,000	5,000
University of Colorado Hospital Authority
Revenue VRDO	0.300%	12/7/10 LOC	7,805	7,805
				129,940
Connecticut (1.8%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.280%	12/1/10	6,900	6,900
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.300%	12/7/10	10,330	10,330
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.270%	12/1/10	40,200	40,200
				57,430
Delaware (0.3%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.300%	12/7/10 LOC	9,850	9,850

District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.290%	12/7/10 LOC	21,390	21,390
District of Columbia Revenue (Center for
Strategic & International Studies Inc.) VRDO	0.260%	12/7/10 LOC	6,730	6,730
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.300%	12/7/10 LOC	4,800	4,800

1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.350%	12/7/10 (12)	4,010	4,010
				36,930
Florida (8.3%)
Florida Department of Environmental Protection
& Preservation Revenue VRDO	0.270%	12/7/10 (12)	10,560	10,560
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue (Parking
Project) VRDO	0.250%	12/7/10 LOC	5,500	5,500
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.270%	12/7/10 LOC	13,115	13,115
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.280%	12/1/10 LOC	34,200	34,200
Jacksonville FL Captial Project Revenue VRDO	0.350%	12/7/10 LOC	32,115	32,115
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.270%	12/7/10 LOC	8,700	8,700
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.250%	12/7/10	26,480	26,480
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.300%	12/7/10 LOC	13,300	13,300
Jacksonville FL Transportation Revenue VRDO	0.300%	12/7/10 LOC	11,135	11,135
Miami FL Health Facilities Authority Health
System Revenue (Catholic Health East)
VRDO	0.250%	12/7/10 LOC	10,370	10,370
Miami FL Health Facilities Authority Health
System Revenue (Catholic Health East)
VRDO	0.320%	12/7/10 LOC	14,370	14,370
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project)VRDO	0.300%	12/1/10 LOC	10,100	10,100
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.300%	12/7/10 LOC	23,000	23,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.290%	12/1/10 LOC	18,190	18,190
Miami-Dade County FL Special Obligation
Revenue VRDO	0.250%	12/7/10 LOC	10,000	10,000
Polk County FL School Board COP VRDO	0.280%	12/1/10 LOC	3,100	3,100
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project) VRDO	0.260%	12/1/10 LOC	9,390	9,390
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.310%	12/7/10	10,000	10,000
				263,625
Georgia (1.2%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.270%	12/7/10 LOC	10,000	10,000
1 Augusta GA Water & Sewer Revenue TOB
VRDO	0.350%	12/7/10 (4)	7,645	7,645
1 Gwinnett County GA School District GO TOB
VRDO	0.290%	12/7/10	13,505	13,505
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.310%	12/7/10 LOC	5,000	5,000

Valdosta & Lowndes County GA Hospital
Authority Revenue (South GA Medical Center
Project) VRDO	0.300%	12/7/10 LOC	2,565	2,565
				38,715
Idaho (1.9%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.290%	12/7/10 LOC	44,185	44,185
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.290%	12/7/10 LOC	17,000	17,000
				61,185
Illinois (9.8%)
1 Chicago IL Board of Education GO TOB VRDO	0.300%	12/7/10 LOC	9,522	9,522
1 Chicago IL GO TOB VRDO	0.290%	12/7/10	14,400	14,400
Chicago IL GO VRDO	0.270%	12/1/10	2,300	2,300
Chicago IL Sales Tax Revenue VRDO	0.270%	12/1/10	8,720	8,720
Chicago IL Wastewater Transmission Revenue
VRDO	0.270%	12/1/10 LOC	18,500	18,500
Chicago IL Wastewater Transmission Revenue
VRDO	0.270%	12/1/10 LOC	19,800	19,800
1 Chicago IL Water Revenue TOB VRDO	0.350%	12/7/10 (4)	7,795	7,795
Chicago IL Water Revenue VRDO	0.350%	12/7/10 LOC	26,525	26,525
Chicago IL Water Revenue VRDO	0.350%	12/7/10 LOC	3,175	3,175
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.280%	12/7/10	12,006	12,006
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co. Project)
VRDO	0.290%	12/7/10 LOC	7,800	7,800
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.270%	12/7/10	6,365	6,365
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.260%	12/7/10 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.260%	12/7/10 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.270%	12/1/10	36,285	36,285
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.270%	12/1/10	29,700	29,700
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.270%	12/1/10 LOC	5,900	5,900
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.280%	12/7/10	17,446	17,446
1 Illinois GO TOB VRDO	0.290%	12/1/10 LOC	40,100	40,100
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.270%	12/1/10	16,000	16,000
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.300%	12/7/10	15,200	15,200
				311,539
Indiana (4.2%)
1 Indiana Bond Bank Revenue TOB VRDO	0.300%	12/7/10 LOC	5,895	5,895
Indiana Development Finance Authority
EducationalFacilities Revenue (Children's
Museum of Indianapolis Project) VRDO	0.300%	12/7/10	1,250	1,250
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.320%	12/7/10 LOC	11,000	11,000
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.320%	12/7/10	14,485	14,485

Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.280%	12/1/10	28,550	28,550
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.290%	12/1/10	31,000	31,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.280%	12/7/10	20,000	20,000
Indiana Health & Educational Facility Financing
Authority Revenue (Clarian Health Obligated
Group) VRDO	0.280%	12/7/10 LOC	17,730	17,730
1 Indiana Municipal Power Agency Revenue TOB
VRDO	0.310%	12/7/10 (13)	4,985	4,985
				134,895
Iowa (0.9%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.280%	12/1/10 LOC	4,900	4,900
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.300%	12/1/10 LOC	20,000	20,000
1 Iowa Special Obligation Revenue TOB VRDO	0.310%	12/7/10	4,700	4,700
				29,600
Kentucky (1.5%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.270%	12/1/10 LOC	4,850	4,850
Christian County KY Association County
Leasing Program Revenue VRDO	0.270%	12/1/10 LOC	15,475	15,475
Christian County KY Association County
Leasing Program Revenue VRDO	0.270%	12/1/10 LOC	14,300	14,300
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.270%	12/1/10 LOC	14,000	14,000
				48,625
Louisiana (0.2%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.290%	12/7/10 LOC	7,000	7,000

Maryland (0.4%)
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.260%	12/7/10 LOC	4,300	4,300
Montgomery County MD CP	0.320%	1/7/11	10,000	10,000
				14,300
Massachusetts (4.0%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.300%	12/7/10	8,800	8,800
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.250%	12/7/10 LOC	15,100	15,100
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.300%	12/7/10 LOC	13,995	13,995
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.310%	12/7/10 LOC	9,755	9,755
1 Massachusetts GO TOB VRDO	0.290%	12/7/10	4,800	4,800
1 Massachusetts GO TOB VRDO	0.300%	12/7/10	18,455	18,455
1 Massachusetts GO TOB VRDO	0.300%	12/7/10 LOC	7,625	7,625
Massachusetts GO VRDO	0.290%	12/7/10	32,000	32,000
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT) TOB VRDO	0.280%	12/7/10	3,250	3,250

Massachusetts Water Resources Authority
Revenue VRDO	0.250%	12/7/10	3,000	3,000
Massachusetts Water Resources Authority
Revenue VRDO	0.310%	12/7/10	10,000	10,000
				126,780
Michigan (1.6%)
Green Lake Township MI Economic
Development Corp.Revenue (Interlochen
Center for the Arts Project)VRDO	0.270%	12/1/10 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.290%	12/1/10 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.300%	12/7/10 LOC	10,000	10,000
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.290%	12/7/10	1,600	1,600
University of Michigan Hospital Revenue VRDO	0.270%	12/1/10	2,600	2,600
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)
VRDO	0.280%	12/7/10 LOC	4,200	4,200
1 Wayne State University Michigan Revenue TOB
VRDO	0.300%	12/1/10 (4)	4,995	4,995
				49,745
Minnesota (0.4%)
Hennepin County MN Revenue VRDO	0.260%	12/7/10	3,800	3,800
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.310%	12/1/10 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.290%	12/7/10	2,885	2,885
				13,285
Mississippi (2.2%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.270%	12/7/10	15,000	15,000
Mississippi Business Finance Corp. Revenue
(Promenade D'Iberville Project) VRDO	0.300%	12/7/10 LOC	7,390	7,390
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.290%	12/7/10 LOC	12,825	12,825
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.290%	12/7/10 LOC	5,500	5,500
Mississippi Development Bank Special
Obligation Revenue (Magnolia Regional
Health Project) VRDO	0.300%	12/7/10 LOC	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.350%	12/7/10	9,485	9,485
1 University of Southern Mississippi Educational
Building Corp. Revenue (Athletics Facilities
Improvements Project) TOB VRDO	0.350%	12/7/10 (4)	9,610	9,610
				69,810
Missouri (1.4%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.270%	12/7/10	29,685	29,685
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.270%	12/1/10	6,450	6,450

Missouri Health & Educational Facilities
Authority Revenue (Assemblies of God
College) VRDO	0.560%	12/7/10 LOC	8,405	8,405
				44,540
Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.300%	12/7/10	9,920	9,920
Douglas County NE Hospital Authority No. 2
HealthFacilities Revenue (Children's Hospital
ObligatedGroup) VRDO	0.300%	12/1/10 LOC	5,050	5,050
1 Nebraska Public Power Agency Revenue TOB
VRDO	0.310%	12/7/10 (13)	10,190	10,190
1 Nebraska Public Power District Revenue TOB
VRDO	0.290%	12/7/10 LOC	24,620	24,620
1 Nebraska Public Power District Revenue TOB
VRDO	0.310%	12/7/10 (13)	5,000	5,000
				54,780
Nevada (0.2%)
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.300%	12/7/10	5,000	5,000

New Hampshire (0.5%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.250%	12/7/10 LOC	14,420	14,420

New Jersey (2.3%)
1 New Jersey GO TOB PUT	0.280%	12/1/10	20,000	20,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.260%	12/1/10 LOC	2,200	2,200
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.300%	12/7/10 LOC	32,800	32,800
New Jersey Turnpike Authority Revenue VRDO	0.310%	12/7/10 LOC	18,900	18,900
				73,900
New Mexico (1.8%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.250%	12/7/10 LOC	16,435	16,435
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.270%	12/7/10	19,640	19,640
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.270%	12/7/10	10,615	10,615
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.300%	12/7/10	10,000	10,000
				56,690
New York (9.7%)
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.300%	12/7/10 (13)	16,000	16,000
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.280%	12/7/10 LOC	12,215	12,215
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) VRDO	0.310%	12/1/10 LOC	10,185	10,185
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	12/7/10 (13)	8,000	8,000

Metropolitan New York Transportation Authority
Revenue VRDO	0.300%	12/7/10 LOC	10,000	10,000
New York City NY GO VRDO	0.280%	12/1/10 LOC	12,795	12,795
New York City NY GO VRDO	0.300%	12/1/10 (4)	1,600	1,600
New York City NY GO VRDO	0.300%	12/1/10 (4)	4,450	4,450
New York City NY GO VRDO	0.250%	12/7/10 LOC	7,915	7,915
New York City NY GO VRDO	0.260%	12/7/10 LOC	22,315	22,315
New York City NY GO VRDO	0.300%	12/7/10	23,000	23,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.250%	12/7/10 LOC	15,300	15,300
New York City NY Housing Development Corp.
Revenue (Queens College) VRDO	0.270%	12/7/10 LOC	23,845	23,845
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.270%	12/7/10	24,400	24,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.270%	12/7/10	14,105	14,105
New York Liberty Development Corp. Revenue
PUT	0.320%	1/27/11 (Prere.)	50,000	50,000
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.300%	12/7/10	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.250%	12/7/10 LOC	6,800	6,800
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.310%	12/7/10	6,500	6,500
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.250%	12/7/10 LOC	8,800	8,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.250%	12/7/10	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.300%	12/7/10	1,835	1,835
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.270%	12/7/10 LOC	10,000	10,000
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.300%	12/7/10	6,790	6,790
				310,385
North Carolina (2.4%)
1 Charlotte NC COP TOB VRDO	0.300%	12/7/10	7,860	7,860
Mecklenburg County NC COP VRDO	0.300%	12/7/10	4,500	4,500
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.460%	12/7/10 LOC	3,690	3,690
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.290%	12/7/10 LOC	7,000	7,000
North Carolina Medical Care Commission
Hospital Revenue (Moses H. Cone Memorial
Hospital) VRDO	0.310%	12/7/10	24,640	24,640
Union County NC GO VRDO	0.290%	12/7/10	28,055	28,055
				75,745
Ohio (7.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.270%	12/1/10 LOC	2,780	2,780
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.290%	12/1/10 LOC	7,400	7,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.260%	12/7/10	10,000	10,000

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.300%	12/7/10 LOC	12,900	12,900
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.290%	12/7/10 LOC	11,535	11,535
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.290%	12/7/10	18,400	18,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.260%	12/7/10	4,000	4,000
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.300%	12/7/10	8,315	8,315
Ohio Common Schools GO VRDO	0.270%	12/7/10	14,210	14,210
Ohio GO VRDO	0.290%	12/7/10	2,700	2,700
Ohio GO VRDO	0.290%	12/7/10	11,740	11,740
Ohio GO VRDO	0.290%	12/7/10	21,000	21,000
1 Ohio Higher Education GO TOB VRDO	0.290%	12/7/10	5,780	5,780
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.350%	12/7/10	10,800	10,800
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.260%	12/1/10	13,750	13,750
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.310%	12/7/10	10,500	10,500
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.410%	12/7/10 LOC	2,775	2,775
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.290%	12/7/10 LOC	8,475	8,475
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	12/1/10	2,700	2,700
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	12/7/10	2,100	2,100
Ohio Infrastructure Improvement GO VRDO	0.290%	12/7/10	7,565	7,565
Ohio State University General Receipts
Revenue VRDO	0.270%	12/7/10	11,470	11,470
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.280%	12/1/10 LOC	14,700	14,700
Ohio Water Development Authority Pure Water
Revenue VRDO	0.270%	12/7/10	24,640	24,640
				240,235
Oklahoma (0.2%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.290%	12/1/10 (12)	7,635	7,635

Oregon (0.6%)
Oregon Housing & Community Services
Department Mortgage Revenue VRDO	0.270%	12/7/10	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.290%	12/7/10 LOC	10,030	10,030
				19,175

Pennsylvania (2.2%)
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.360%	12/7/10	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.360%	12/7/10	13,490	13,490
1 Pennsylvania GO TOB VRDO	0.300%	12/7/10	10,055	10,055
1 Pennsylvania Turnpike Commission Registration
Fee Revenue TOB VRDO	0.300%	12/7/10 (4)	9,820	9,820
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.290%	12/7/10 (4)	8,000	8,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.270%	12/1/10	10,025	10,025
Philadelphia PA Water & Waste Water Revenue
VRDO	0.320%	12/7/10 LOC	9,950	9,950
				71,240
South Carolina (2.0%)
Charleston County SC Hospital Revenue
(CareAlliance Health Services - Roper St.
Francis Healthcare)VRDO	0.280%	12/1/10 LOC	15,575	15,575
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.280%	12/7/10 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.280%	12/7/10 LOC	17,200	17,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (Regional Medical
Center of Orangeburg & Calhoun Counties)
VRDO	0.300%	12/7/10 LOC	6,225	6,225
South Carolina Jobs Economic Development
Authority Hospital Revenue (Sisters of Charity
Providence Hospitals) VRDO	0.300%	12/7/10 LOC	6,680	6,680
				62,765
Tennessee (1.7%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.270%	12/7/10 LOC	16,000	16,000
Shelby County TN GO VRDO	0.290%	12/7/10	25,250	25,250
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.270%	12/7/10 (12)	8,000	8,000
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.300%	12/7/10	5,000	5,000
				54,250
Texas (8.6%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.300%	12/1/10	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.300%	12/7/10	7,410	7,410
Denton TX Independent School District GO
VRDO	0.320%	12/7/10	4,500	4,500

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.270%	12/1/10	6,100	6,100
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.270%	12/1/10	10,400	10,400
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.270%	12/1/10	29,800	29,800
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.270%	12/1/10	13,600	13,600
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.280%	12/1/10 (ETM)	7,485	7,485
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.290%	12/7/10	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.300%	12/7/10 LOC	4,150	4,150
1 Houston TX Utility System Revenue TOB VRDO	0.300%	12/7/10 (13)	8,000	8,000
1 Northside TX Independent School District GO
TOB VRDO	0.300%	12/7/10	5,225	5,225
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.300%	12/7/10 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.300%	12/7/10	6,000	6,000
Texas GO TRAN	2.000%	8/31/11	30,000	30,364
Texas Public Finance Authority GO CP	0.320%	2/15/11	10,000	10,000
Texas Small Business Industrial Development
Corp.Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.300%	12/7/10 LOC	25,050	25,050
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.300%	12/7/10	35,000	35,000
Texas Transportation Commission Mobility Fund
GO VRDO	0.270%	12/7/10	42,875	42,875
1 Texas Transportation Commission Revenue
TOB VRDO	0.290%	12/7/10	1,515	1,515
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.300%	12/7/10	9,970	9,970
				274,889
Utah (2.4%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.270%	12/1/10	26,490	26,490
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.270%	12/1/10	20,800	20,800
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.270%	12/1/10	28,400	28,400
				75,690
Vermont (0.4%)
Vermont Housing Finance Agency Revenue
VRDO	0.250%	12/7/10	11,210	11,210

Virginia (3.0%)
Albemarle County VA Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.290%	12/7/10 LOC	17,850	17,850
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.290%	12/7/10 LOC	16,230	16,230

Charlottesville VA Industrial Development
Authority Educational Facilities Revenue
(University of Virginia Foundation Projects)
VRDO	0.300%	12/7/10 LOC	9,595	9,595
Clarke County VA Industrial Development
AuthorityHospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.310%	12/7/10 (4)	1,100	1,100
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.270%	12/1/10	12,270	12,270
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.290%	12/7/10	3,240	3,240
Farmville VA Industrial Development Authority
Educational Facilities Revenue (Longwood
Student Housing Project) VRDO	0.410%	12/7/10 (12)	17,462	17,462
1 University of Virginia Revenue TOB VRDO	0.300%	12/7/10	6,600	6,600
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs) VRDO	0.280%	12/1/10	6,700	6,700
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.320%	12/1/10 LOC	5,045	5,045
				96,092
Washington (1.6%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue PUT VRDO	0.300%	12/7/10	6,955	6,955
1 Seattle WA Water System Revenue TOB VRDO	0.290%	12/7/10 (4)	5,060	5,060
1 Washington GO TOB VRDO	0.300%	12/7/10	7,995	7,995
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.280%	12/1/10 (4)	23,310	23,310
1 Washington Health Care Facilities Authority
Revenue (PeaceHealth) TOB VRDO	0.310%	12/7/10	7,315	7,315
				50,635
West Virginia (0.8%)
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.270%	12/7/10 LOC	10,000	10,000
West Virginia Hospital Finance Authority
Revenue (Charleston Area Medical Center
Inc.) VRDO	0.320%	12/7/10 LOC	16,650	16,650
				26,650
Wisconsin (0.9%)
University of Wisconsin Hospital & Clinics
Authority Revenue VRDO	0.270%	12/1/10 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.280%	12/1/10 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.300%	12/1/10 LOC	6,650	6,650
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.300%	12/1/10 LOC	5,815	5,815
				29,465

Total Investments (100.6%) (Cost $3,211,890)	3,211,890
Other Assets and Liabilities-Net (-0.6%)	(19,399)
Net Assets (100%)	3,192,491

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $660,237,000, representing 20.7% of net assets.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.

Municipal Cash Management Fund

(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.